LIABILITIES PRESENTED AT FAIR VALUE, Changes in Fair Value of Warrants (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in fair value of warrants [Abstract]
Exercise of warrants	$ (2,924)	$ 0	$ (3,851)	$ 0	$ 0
Revaluation of financial derivatives	3,906	400	17,600	(1,061)	(805)
Level 3 [Member]
Changes in fair value of warrants [Abstract]
Balance at beginning of period	24,049	$ 10,300	10,300	461	1,266
Exercise of warrants	(2,924)		(3,851)
Revaluation of financial derivatives	3,906		17,600	(1,061)	(805)
Balance at end of period	$ 25,031		$ 24,049	$ 10,300	$ 461